Fair Value Measurements - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Sep. 24, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Second lien loan	$ 10,872			$ 10,872	$ 10,872	$ 11,346
SAFE exchanged for Second Lien Loan | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Second lien loan	$ 10,000		$ 10,000	$ 10,000
Second Lien Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Second lien loan		$ 67,400
Discount rate | Second Lien Loans | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.237		0.263	0.237
NRA Warrants | Risk Free Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, measurement input	0.038	0.038	0.039	0.038
NRA Warrants | Measurement Input, Price Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, measurement input	0.550	0.550		0.550
PIPE Warrants | Risk Free Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, measurement input	0.038	0.038	0.039	0.038
PIPE Warrants | Measurement Input, Price Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, measurement input	0.550	0.550	0.550
Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net asset value per share (in dollars per share) | $ / shares	$ 1.00			$ 1.00